PRINCIPAL ACCOUNTING POLICIES - Exercisable options price range (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 $ / shares
Other disclosures
Unrecognized compensation cost | $		$ 436
Weighted average recognized period	2 years 4 months 24 days	2 years 4 months 24 days
Proceeds from exercise of share options	¥ 307	$ 48	¥ 159		¥ 467
After Share Subdivision [Member]
Other disclosures
Weighted average fair value of options granted (in dollars per share) | $ / shares		$ 19.94		$ 15.67		$ 19.47